CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Class A Common Shares	Class B Common Shares	Additional Paid-In Capital	Statutory Reserves	Retained Earnings (Accumulated Deficit)	Accumulated other comprehensive loss
Balance, shares at Sep. 30, 2021		557,943	119,365
Balance, amount at Sep. 30, 2021	$ 62,678,952	$ 47,965,683	$ 5,015,142	$ 8,865,199	$ 315,808	$ 394,556	$ 122,564
Class B Ordinary Shares converted into Class A Ordinary Shares, shares		18,667	(18,667)
Class B Ordinary Shares converted into Class A Ordinary Shares, amount	0	$ 784,087	$ (784,087)	0	0	0	0
Issuance of Ordinary Shares for private placement, net, shares		92,145
Issuance of Ordinary Shares for private placement, net, amount	5,528,702	$ 5,528,702	0	0	0	0	0
Net income for the year	2,229,708	0	0	0	0	2,229,708	0
Appropriation to statutory reserve	0	0	0	0	208,915	(208,915)	0
Foreign currency translation loss	(6,655,036)	0	0	0	0	0	(6,655,036)
Balance, amount at Sep. 30, 2022	63,782,326	$ 54,278,472	$ 4,231,055	8,865,199	524,723	2,415,349	(6,532,472)
Balance, shares at Sep. 30, 2022		668,755	100,698
Issuance of Ordinary Shares for private placement, net, shares		350,467
Issuance of Ordinary Shares for private placement, net, amount	17,975,000	$ 17,975,000	$ 0	0	0	0	0
Net income for the year	(5,625,740)	0	0	0	0	(5,625,740)	0
Appropriation to statutory reserve	0	0	0	0	1,494	(1,494)	0
Foreign currency translation loss	(2,238,556)	$ 0	0	0	0	0	(2,238,556)
Issuance of ordinary shares for acquisition, shares		293,984
Issuance of ordinary shares for acquisition, amount	$ 18,373,771	$ 18,373,771	0	0	0	0	0
Issuance of ordinary shares and warrants, net, shares	8,945,433	606,057
Issuance of ordinary shares and warrants, net, amount		$ 8,945,433
Issuance of ordinary shares for services, shares		66,667
Issuance of ordinary shares for services, amount	$ 1,100,000	$ 1,100,000	0	0	0	0	0
Issuance of ordinary shares for convertible notes redemption, shares		299,896
Issuance of ordinary shares for convertible notes redemption, amount	1,250,000	$ 1,250,000	0	0	0	0	0
Balance, amount at Sep. 30, 2023	103,562,234	$ 101,922,676	$ 4,231,055	8,865,199	526,217	(3,211,885)	(8,771,028)
Balance, shares at Sep. 30, 2023		2,285,826	100,698
Net income for the year	(14,040,769)	$ 0	$ 0	0	0	(14,040,769)	0
Appropriation to statutory reserve	0	$ 0	0	0	1,969	(1,969)	0
Foreign currency translation loss	4,826,918
Issuance of ordinary shares for convertible notes redemption, shares		4,426,685
Issuance of ordinary shares for convertible notes redemption, amount	2,419,174	$ 2,419,174	0	0	0	0	0
Issuance of ordinary shares for warrants exercised, shares		100,000
Issuance of ordinary shares for warrants exercised, amount	145,290	$ 145,290	0	0	0	0	0
Purchase of treasury shares, shares		(250)
Purchase of treasury shares, amount	(430)	$ (430)	0	0	0	0	0
Disposal of subsidiaries	0	0	0	0	(513,196)	513,196	0
Foreign currency translation gain	4,826,918	0	0	0	0	0	4,826,918
Balance, amount at Sep. 30, 2024	$ 96,912,417	$ 104,486,710	$ 4,231,055	$ 8,865,199	$ 14,990	$ (16,741,427)	$ (3,944,110)
Balance, shares at Sep. 30, 2024		6,812,261	100,698